Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes
19.	Income Taxes

The components of income tax expense (benefit) are as follows:

Years ended December 31,	2025	2024
Current:	$—	$—
Kingdom of Lesotho	—	—
Republic of Malta	—	—
United Kingdom	—	—
Mexico	—	—
	$—	$—

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

Deferred tax assets and liabilities have not been recognized for the following:

Years ended December 31,	2025	2024
Net loss before income taxes:	$(46,859,311)	$(4,096,029)
Statutory income tax rate	26.50%	26.50%

Income tax benefit	(12,417,717)	(1,085,448)
Non-deductible items	12,052,596	37,379
Non-taxable items	(537,615)	(371,570)
Foreign rate differential	(273,547)	9,859
Unrecognized loss carryforwards	1,176,283	1,409,780
	$—	$—

The Company has reconciled to the average statutory tax rate of the Republic of Malta (35%), the United Kingdom (25%), the Republic of Portugal (21%), and the Mexico (30%).

Deferred tax assets

At December 31,	2025	2024
Net operating loss before carryforwards	$—	$—
Unrecognized loss carryforwards	$—	$—

Deferred tax assets have not been recognized in respect of unutilized tax losses carried forward because it is not probable that future taxable profit will be available against which the Company can use the benefits therefrom.